Document And Entity Information	Aug. 04, 2021	May 04, 2021
Cover [Abstract]
Title of 12(b) Security		Common Stock - par value per share $0.4867
Document Type	8-K
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	CHESAPEAKE UTILITIES CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-11590
Entity Tax Identification Number		51-0064146
Entity Address, Address Line One	909 Silver Lake Boulevard
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	302
Local Phone Number	734-6799
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Central Index Key	0000019745
Amendment Flag	false
Entity Emerging Growth Company	false
Trading Symbol		CPK
Security Exchange Name	NYSE